LONG-TERM INVESTMENTS - Equity method investments (Details) $ in Thousands	1 Months Ended					12 Months Ended
	Aug. 31, 2016 USD ($) director	Mar. 31, 2016 USD ($) director	Feb. 29, 2016 USD ($) clinic director	Dec. 31, 2015 USD ($) director	Sep. 30, 2015 USD ($) director	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($) director
Summary of the condensed financial information
Current assets		$ 187,583				$ 166,991	$ 187,583
Non-current assets		32,618				32,205	32,618
Current liabilities		$ 26,196				35,167	26,196
Non-current liabilities						135
Total revenues						56,253	52,185
Gross profits						17,503	16,580
Loss from operations						(23,070)	(23,094)
Net loss						(22,657)	(23,181)
Topsky
LONG-TERM INVESTMENTS
Percentage of equity interest owned- equity method					21.80%
Cash consideration- equity method					$ 10,372
Number of representatives to the board of directors | director					2
Number of board of directors | director					5
Income (Loss) from equity method investment						(931)	(335)
Worldcare International Inc.
LONG-TERM INVESTMENTS
Percentage of equity interest owned- equity method				20.00%
Cash consideration- equity method				$ 4,032
Number of representatives to the board of directors | director				1
Number of board of directors | director				5
Income (Loss) from equity method investment						(246)	(43)
NCI Health
LONG-TERM INVESTMENTS
Percentage of equity interest owned- equity method			45.00%
Cash consideration- equity method			$ 119,363
Number of representatives to the board of directors | director			2
Number of board of directors | director			5
Income (Loss) from equity method investment						(7,985)	$ (1,354)
Number of medical centers | clinic			16
Number of cities in which acquiree's medical centers/clinics are located | clinic			16
Beijing MZ
LONG-TERM INVESTMENTS
Percentage of equity interest owned- equity method		40.00%					40.00%
Cash consideration- equity method		$ 12,407
Number of representatives to the board of directors | director		1
Number of board of directors | director		3					3
Income (Loss) from equity method investment						(385)
Changqingshu
LONG-TERM INVESTMENTS
Percentage of equity interest owned- equity method	49.00%
Cash consideration- equity method	$ 712
Number of representatives to the board of directors | director	2
Number of board of directors | director	5
Income (Loss) from equity method investment						$ 0